Note 14 - Employee Benefits - ESOP Share Allocation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Shares held by participants beginning of the year (in shares)	359,843	346,097
Shares allocated to participants (in shares)	24,318	24,377
Shares distributed to participants (in shares)	(30,484)	(10,631)
Shares held by participants end of year (in shares)	353,677	359,843
Unreleased shares beginning of the year (in shares)	182,418	206,795
Shares released during year (in shares)	(24,318)	(24,377)
Unreleased shares end of year (in shares)	158,100	182,418
Total ESOP shares end of year (in shares)	511,777	542,261
Fair value of unreleased shares at December 31	$ 3,900,327	$ 3,137,590